Note 3 - Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31, 2017	June 30, 2018
	(Audited)	(Unaudited)
Office equipment	39	52
Laboratory equipment	104	102
Motor vehicles	23	25
Leasehold improvements	13	13

	179	192
Less: accumulated depreciation	(56)	(76)
Property and equipment, net	123	116